Long-Term Debt and Other Financial Liabilities, Evahline Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Installment	Mar. 29, 2023 USD ($)	Dec. 31, 2022 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding	$ 213,711		$ 235,603
Evahline Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Financing amount		$ 19,000
Number of consecutive payment installments | Installment	72
Installment payment	$ 264
Principal repayment term	6 years
Minimum value maintenance ratio to be maintained	1.20
Balance outstanding	$ 16,625
Evahline Sale and Leaseback [Member] | SOFR [Member]
Sale and Leaseback Transaction [Abstract]
Term of variable rate	3 months
Margin on variable rate	2.80%